STOCK OPTION PLAN AND WARRANTS (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
Stock option transactions during 2014 and 2013 were as follows:

	2014		2013
		Weighted-		Weighted-
		Average		Average
		Exercise		Exercise
	Shares	Price	Shares	Price

Outstanding at Beginning of Year	5,693,322	$1.07	5,038,512	$0.91
Granted	1,322,000	1.22	1,169,500	1.74
Exercised	(56,345)	0.10	(252,190)	0.97
Forfeited or Canceled	(1,005,750)	1.55	(262,500)	1.08
Outstanding at End of Year	5,953,227	1.03	5,693,322	1.07

Options Exercisable at Year-End	5,577,185	1.10	4,449,986	1.37

Weighted-Average Fair Value of Options Granted During the Year	$0.25		$0.37

Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding and Exercisable [Table Text Block]
Information with respect to stock options outstanding and exercisable at December 31, 2014 is as follows:

	Options Outstanding			Options Exercisable
	Number	Weighted- Average	Weighted-	Number	Weighted-
Range of	Outstanding	Remaining	Average	Exercisable	Average
Exericse	at December	Contractual	Exercise	at December	Exercise
Prices	31, 2014	Life	Price	31, 2014	Price
$0.10 - $1.75	5,953,227	7	$1.03	5,577,185	$1.10

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The fair value of each option granted is estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions used for options granted.

	2014		2013
Expected Life	6.25	yrs	5	yrs
Dividend Yield	0%		0%
Expected Volatility	18%		25%
Risk-Free Interest Rate	2.26%		1.36%

Warrant [Member]
Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
Stock warrant transaction for 2014 and 2013 were as follows:

Warrant transactions during 2014 and 2013 were as follows:

	2014		2013
	Shares	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price

Outstanding at Beginning of Year	3,883,641	$1.00	2,797,219	$1.33
Granted	674,909	1.36	1,086,422	1.24
Exercised	(530,000)	0.96	-	-
Forfeited or Canceled	(279,000)	1.08	-	-
Outstanding at End of Year	3,749,550	0.97	3,883,641	1.00

Options Exercisable at Year-End	3,749,550		3,883,641	1.00

Weighted-Average Fair Value of Warrants Granted During the Year	$0.15		$0.33

Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding and Exercisable [Table Text Block]
Information with respect to warrants outstanding and exercisable at December 31, 2014 is as follows:

	Warrants Outstanding			Warrants Exercisable
Weighted-
	Number	Average	Weighted-	Number	Weighted-
Range of	Outstanding	Remaining	Average	Exercisable	Average
Exericse	at December	Contractual	Exercise	at December	Exercise
Prices	31, 2014	Life	Price	31, 2014	Price
$0.10 - $1.65	3,749,550	2.8 Years	$0.97	3,749,550	$0.97

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The fair value of each option granted is estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions used for options granted.

	2014	2013
Expected Life	2.8	3.8
Dividend Yield	0%	0%
Expected Volatility	19%	21%
Risk-Free Interest Rate	1.40%	1.25%